Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 50,038	$ 168,409
Accounts receivable, net	457,910	410,921
Inventories, net	521,624	469,141
Other current assets	56,813	33,164
Total Current Assets	1,086,385	1,081,635
Property, plant and equipment, net	3,423,395	3,156,000
Goodwill	2,159,337	2,068,235
Operating permits, net	442,202	444,725
Other intangibles, net	69,110	65,827
Other noncurrent assets	120,476	141,189
Total Assets	7,300,905	6,957,611
Current Liabilities:
Bank overdraft		10,235
Accounts payable	178,598	164,718
Accrued salaries, benefits and payroll taxes	47,428	30,939
Pension and postretirement benefits	9,293	8,168
Accrued insurance and other taxes	60,093	62,781
Current maturities of long-term debt	180,036	18,713
Other current liabilities	71,140	71,104
Total Current Liabilities	546,588	366,658
Long-term debt	1,506,153	1,550,061
Pension, postretirement and postemployment benefits	248,086	224,538
Deferred income taxes, net	663,019	583,459
Other noncurrent liabilities	194,469	172,718
Total Liabilities	3,158,315	2,897,434
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 63,176,000 and 64,479,000 shares outstanding at December 31, 2016 and 2015, respectively)	630	643
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	3,334,461	3,287,827
Accumulated other comprehensive loss	(130,687)	(105,622)
Retained earnings	935,574	874,436
Total Shareholders’ Equity	4,139,978	4,057,284
Noncontrolling interests	2,612	2,893
Total Equity	4,142,590	4,060,177
Total Liabilities and Equity	$ 7,300,905	$ 6,957,611